Employees and remuneration of key management personnel - Group's total employment costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees and remuneration of key management personnel
Wages and salaries	£ 1,772	£ 1,751	£ 1,559
Social security costs	173	176	163
Defined benefit schemes	29	26	27
Share-based incentive plans	117	88	78
Severance costs from integration and restructuring activities	79	108	8
Total employment costs	2,170	2,149	1,835
Defined contribution pension schemes	£ 60	£ 70	£ 59